Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 96.1%
Auto Components - 2.8%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	$ 30,000	$ 30,283
8.50%, 05/15/2027 (A) (B)	45,000	45,563
Dana, Inc.
4.50%, 02/15/2032	193,000	161,292
5.63%, 06/15/2028 (B)	140,000	130,166
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	40,000	38,041
5.00%, 07/15/2029 (B)	35,000	31,805
9.50%, 05/31/2025 (B)	18,000	18,965
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	99,000	91,717

		547,832

Banks - 1.6%
Citigroup, Inc.
Fixed until 12/10/2025 (C), 4.00% (D)	18,000	16,725
Fixed until 09/12/2024 (C), 5.00% (D)	60,000	55,525
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (A)	200,000	153,109
JPMorgan Chase & Co.
Fixed until 02/01/2025 (C), 4.60% (D)	100,000	88,599

		313,958

Beverages - 1.2%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	266,000	229,758

Biotechnology - 0.9%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (A) (B)	200,000	177,254

Building Products - 1.8%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	12,000	10,269
5.00%, 03/01/2030 (A)	60,000	55,559
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	356,000	238,520
Standard Industries, Inc.
4.38%, 07/15/2030 (A)	12,000	10,482
5.00%, 02/15/2027 (A) (B)	45,000	43,284

		358,114

Capital Markets - 1.8%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	53,000	49,422
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	207,000	192,510
4.63%, 11/15/2027 (A)	50,000	48,966
MSCI, Inc.
3.63%, 09/01/2030 (A)	73,000	66,649

		357,547

Chemicals - 0.4%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	13,000	10,941
7.50%, 09/30/2029 (A)	37,000	29,230

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Avient Corp.
7.13%, 08/01/2030 (A) (E)	$ 37,000	$ 38,125

		78,296

Commercial Services & Supplies - 5.8%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	200,000	185,627
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	55,000	50,155
5.75%, 07/15/2027 (A) (B)	147,000	139,423
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	33,000	29,394
5.00%, 09/01/2030	189,000	165,025
Garda World Security Corp.
4.63%, 02/15/2027 (A)	100,000	90,215
6.00%, 06/01/2029 (A)	39,000	30,444
Harsco Corp.
5.75%, 07/31/2027 (A) (B)	118,000	89,680
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (A)	107,000	100,554
5.63%, 10/01/2028 (A)	168,000	164,640
Stericycle, Inc.
5.38%, 07/15/2024 (A)	95,000	95,021

		1,140,178

Communications Equipment - 1.7%
Avaya, Inc.
6.13%, 09/15/2028 (A) (B)	131,000	61,535
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	83,000	76,775
CommScope, Inc.
4.75%, 09/01/2029 (A)	127,000	110,424
6.00%, 03/01/2026 (A)	90,000	87,525

		336,259

Construction & Engineering - 0.8%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	45,000	34,707
6.63%, 01/15/2028 (A)	80,000	69,994
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (A)	50,000	51,062

		155,763

Construction Materials - 1.4%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	230,000	225,400
6.38%, 06/15/2030 (A)	31,000	31,241
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (A)	22,000	19,544

		276,185

Consumer Finance - 0.9%
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	176,927

Containers & Packaging - 3.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A) (B)	200,000	185,662
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	135,000	125,835
5.38%, 01/15/2028 (A)	137,000	123,234

Transamerica Funds	Page 1

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	$ 108,000	$ 99,587
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	50,000	49,456
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	40,000	35,243
Trident TPI Holdings, Inc.
9.25%, 08/01/2024 (A)	16,000	14,720

		633,737

Diversified Consumer Services - 0.3%
WW International, Inc.
4.50%, 04/15/2029 (A) (B)	68,000	49,640

Diversified Financial Services - 1.2%
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	140,000	137,900
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	40,000	37,809
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (A)	75,000	67,348

		243,057

Diversified Telecommunication Services - 5.8%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (A)	80,000	75,179
6.00%, 01/15/2030 (A) (B)	47,000	39,483
8.75%, 05/15/2030 (A)	25,000	26,643
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	102,000	99,006
Iliad Holding SASU
6.50%, 10/15/2026 (A)	200,000	191,970
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	18,000	15,044
3.75%, 07/15/2029 (A)	66,000	54,615
4.25%, 07/01/2028 (A)	83,000	72,427
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A)	185,000	168,813
5.38%, 06/15/2029 (A)	46,000	38,410
7.50%, 04/01/2024	60,000	61,656
Switch Ltd.
3.75%, 09/15/2028 (A)	75,000	75,024
4.13%, 06/15/2029 (A)	79,000	79,942
Telecom Italia Capital SA
6.00%, 09/30/2034 (B)	18,000	14,181
6.38%, 11/15/2033	19,000	15,844
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	116,000	101,020

		1,129,257

Electric Utilities - 2.0%
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	425,000	394,264

Electrical Equipment - 0.1%
Atkore, Inc.
4.25%, 06/01/2031 (A)	12,000	10,409

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 1.0%
Sensata Technologies BV
4.88%, 10/15/2023 (A)	$ 95,000	$ 95,002
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	100,000	92,792

		187,794

Energy Equipment & Services - 1.6%
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	45,000	41,410
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	190,000	178,600
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	100,000	91,700

		311,710

Entertainment - 0.4%
Netflix, Inc.
4.88%, 06/15/2030 (A)	70,000	69,055

Equity Real Estate Investment Trusts - 4.6%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	142,000	124,469
3.75%, 09/15/2030 (A)	110,000	84,225
6.00%, 04/15/2025 (A)	50,000	48,589
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	32,000	28,853
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	13,163
5.25%, 03/15/2028 (A)	215,000	205,325
iStar, Inc.
5.50%, 02/15/2026	37,000	36,330
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	165,000	142,056
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	48,000	47,050
SBA Communications Corp.
3.13%, 02/01/2029	144,000	126,000
3.88%, 02/15/2027	55,000	52,406

		908,466

Food & Staples Retailing - 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
4.63%, 01/15/2027 (A)	150,000	141,666
Rite Aid Corp.
7.50%, 07/01/2025 (A)	75,000	65,192

		206,858

Food Products - 2.9%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A) (B)	205,000	205,320
6.00%, 06/15/2030 (A)	10,000	10,385
Kraft Heinz Foods Co.
3.88%, 05/15/2027	90,000	89,492
4.88%, 10/01/2049	90,000	84,925

Transamerica Funds	Page 2

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc.
4.50%, 09/15/2031 (A) (B)	$ 27,000	$ 23,775
4.63%, 04/15/2030 (A)	121,000	108,508
5.50%, 12/15/2029 (A)	52,000	49,300

		571,705

Health Care Equipment & Supplies - 0.3%
Medline Borrower LP
3.88%, 04/01/2029 (A)	74,000	66,878

Health Care Providers & Services - 4.9%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	63,000	61,050
AdaptHealth LLC
4.63%, 08/01/2029 (A)	5,000	4,475
5.13%, 03/01/2030 (A) (B)	12,000	11,007
6.13%, 08/01/2028 (A)	115,000	108,833
DaVita, Inc.
3.75%, 02/15/2031 (A)	79,000	60,040
4.63%, 06/01/2030 (A)	75,000	61,500
Encompass Health Corp.
4.63%, 04/01/2031	5,000	4,489
4.75%, 02/01/2030	140,000	129,130
HCA, Inc.
3.50%, 09/01/2030	110,000	100,374
5.88%, 02/15/2026	85,000	87,813
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	62,000	59,675
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A)	44,000	40,920
6.13%, 10/01/2028 - 06/15/2030 (A)	241,000	237,117

		966,423

Hotels, Restaurants & Leisure - 6.9%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (A)	32,000	30,088
Boyd Gaming Corp.
4.75%, 12/01/2027	79,000	75,910
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	159,000	148,864
GLP Capital LP / GLP Financing II, Inc.
5.25%, 06/01/2025	110,000	109,038
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	190,000	184,537
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	187,000	157,080
5.00%, 06/01/2029 (A)	67,000	59,283
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (A)	68,000	55,308
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	98,000	79,926
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (A) (B)	14,000	10,780
10.88%, 06/01/2023 (A)	65,000	66,462
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	70,000	60,267
5.65%, 04/01/2024	100,000	100,218
6.60%, 10/01/2025	75,000	76,068
Viking Cruises Ltd.
6.25%, 05/15/2025 (A)	150,000	134,250

		1,348,079

Household Durables - 2.3%
Beazer Homes USA, Inc.
6.75%, 03/15/2025	12,000	11,468
7.25%, 10/15/2029 (B)	70,000	63,700

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
KB Home
4.80%, 11/15/2029	$ 70,000	$ 62,972
7.25%, 07/15/2030	20,000	20,050
7.63%, 05/15/2023	100,000	100,785
Meritage Homes Corp.
5.13%, 06/06/2027	45,000	43,981
6.00%, 06/01/2025	37,000	37,532
Newell Brands, Inc.
4.88%, 06/01/2025	110,000	110,811

		451,299

Household Products - 0.6%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	42,000	36,029
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A)	95,000	77,900

		113,929

Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp.
4.50%, 02/15/2028 (A)	85,000	82,450
5.00%, 02/01/2031 (A)	90,000	80,006
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	20,000	17,486
4.75%, 03/15/2028 (A)	306,000	296,820

		476,762

Insurance - 1.9%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.54% (D), 02/12/2067 (A)	60,000	48,676
Lincoln National Corp.
3-Month LIBOR + 2.36%, 3.80% (D), 05/17/2066	151,000	116,270
Ohio National Financial Services, Inc.
6.05%, 01/24/2030 (A)	200,000	196,019

		360,965

IT Services - 0.8%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	53,000	44,652
Gartner, Inc.
3.75%, 10/01/2030 (A)	17,000	15,615
4.50%, 07/01/2028 (A)	50,000	48,028
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A) (B)	53,000	43,833

		152,128

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	29,000	26,635
6.20%, 10/01/2040	7,000	6,860

		33,495

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	52,000	47,985
4.00%, 03/15/2031 (A)	52,000	47,575

		95,560

Transamerica Funds	Page 3

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 3.6%
Madison IAQ LLC
4.13%, 06/30/2028 (A)	$ 116,000	$ 102,660
5.88%, 06/30/2029 (A)	31,000	24,258
Meritor, Inc.
6.25%, 06/01/2025 (A)	190,000	195,687
SPX FLOW, Inc.
8.75%, 04/01/2030 (A) (B)	51,000	41,947
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (A)	65,000	60,450
Vertiv Group Corp.
4.13%, 11/15/2028 (A) (B)	88,000	77,880
Wabash National Corp.
4.50%, 10/15/2028 (A)	242,000	198,440

		701,322

Media - 13.4%
Arches Buyer, Inc.
4.25%, 06/01/2028 (A)	38,000	32,500
6.13%, 12/01/2028 (A) (B)	22,000	18,040
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	99,000	84,887
4.50%, 06/01/2033 (A)	40,000	33,604
4.75%, 02/01/2032 (A)	64,000	56,520
5.00%, 02/01/2028 (A)	75,000	72,375
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	125,000	115,915
7.50%, 06/01/2029 (A) (B)	20,000	15,957
7.75%, 04/15/2028 (A) (B)	50,000	40,216
CSC Holdings LLC
4.50%, 11/15/2031 (A)	200,000	169,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	60,000	13,200
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (A)	65,000	60,724
DISH DBS Corp.
5.25%, 12/01/2026 (A)	38,000	32,870
5.75%, 12/01/2028 (A)	39,000	31,639
7.75%, 07/01/2026	70,000	58,065
Gray Escrow II, Inc.
5.38%, 11/15/2031 (A)	48,000	42,360
Gray Television, Inc.
4.75%, 10/15/2030 (A)	205,000	176,174
7.00%, 05/15/2027 (A) (B)	94,000	94,173
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	97,226
8.38%, 05/01/2027 (B)	68,000	61,390
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	180,000	174,741
Nexstar Media, Inc.
4.75%, 11/01/2028 (A) (B)	23,000	21,448
5.63%, 07/15/2027 (A)	152,000	152,000
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A) (B)	60,000	48,131
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	37,000	34,875
4.13%, 07/01/2030 (A)	130,000	116,974
Summer BC Bidco B LLC
5.50%, 10/31/2026 (A)	200,000	173,213
TEGNA, Inc.
4.63%, 03/15/2028	120,000	117,207
4.75%, 03/15/2026 (A) (B)	34,000	33,761
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	70,000	70,175
7.38%, 06/30/2030 (A)	9,000	9,081

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
UPC Broadband Finco BV
4.88%, 07/15/2031 (A)	$ 200,000	$ 176,832
VZ Secured Financing BV
5.00%, 01/15/2032 (A) (B)	200,000	178,362

		2,613,635

Metals & Mining - 2.2%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	91,000	92,800
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	45,000	44,666
8.50%, 05/01/2030 (A)	50,000	50,625
New Gold, Inc.
7.50%, 07/15/2027 (A)	203,000	158,827
Novelis Corp.
3.25%, 11/15/2026 (A)	42,000	39,083
3.88%, 08/15/2031 (A)	12,000	10,260
4.75%, 01/30/2030 (A)	45,000	41,627

		437,888

Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Partners LP
4.00%, 03/01/2031	100,000	92,631
DCP Midstream LP
Fixed until 12/15/2022 (C), 7.38% (D)	27,000	24,454
DCP Midstream Operating LP
5.38%, 07/15/2025	38,000	38,760
Hess Midstream Operations LP
5.13%, 06/15/2028 (A) (B)	115,000	111,662
NuStar Logistics LP
5.63%, 04/28/2027	50,000	47,819
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	85,000	84,047

		399,373

Paper & Forest Products - 0.3%
Glatfelter Corp.
4.75%, 11/15/2029 (A)	77,000	52,456

Personal Products - 0.4%
Coty, Inc.
5.00%, 04/15/2026 (A)	46,000	45,177
6.50%, 04/15/2026 (A) (B)	33,000	32,321

		77,498

Pharmaceuticals - 0.2%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	10,000	5,051
5.25%, 01/30/2030 - 02/15/2031 (A)	43,000	22,307
9.00%, 12/15/2025 (A)	28,000	20,230

		47,588

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	45,000	44,334

Road & Rail - 1.1%
Hertz Corp.
4.63%, 12/01/2026 (A)	6,000	5,340
5.00%, 12/01/2029 (A) (B)	12,000	10,260

Transamerica Funds	Page 4

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Uber Technologies, Inc.
4.50%, 08/15/2029 (A)	$ 71,000	$ 63,458
6.25%, 01/15/2028 (A) (B)	5,000	4,918
8.00%, 11/01/2026 (A)	128,000	130,364

		214,340

Software - 0.8%
NCR Corp.
5.00%, 10/01/2028 (A)	15,000	14,269
5.13%, 04/15/2029 (A)	40,000	38,403
5.25%, 10/01/2030 (A) (B)	9,000	8,683
6.13%, 09/01/2029 (A) (B)	90,000	87,624

		148,979

Specialty Retail - 0.1%
Gap, Inc.
3.63%, 10/01/2029 (A)	10,000	7,335
3.88%, 10/01/2031 (A) (B)	10,000	7,200

		14,535

Technology Hardware, Storage & Peripherals - 0.7%
Western Digital Corp.
4.75%, 02/15/2026	144,000	141,837

Trading Companies & Distributors - 2.8%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	240,000	217,790
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	75,000	75,094

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors (continued)
United Rentals North America, Inc.
3.75%, 01/15/2032	$ 80,000	$ 70,322
4.00%, 07/15/2030	191,000	175,720

		538,926

Wireless Telecommunication Services - 2.2%
Sprint Corp.
7.88%, 09/15/2023	150,000	155,398
T-Mobile USA, Inc.
3.38%, 04/15/2029	31,000	28,941
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	280,000	253,400

		437,739

Total Corporate Debt Securities (Cost $20,901,436)		18,799,991

	Shares	Value
OTHER INVESTMENT COMPANY - 12.3%
Securities Lending Collateral - 12.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (F)	2,402,355	2,402,355

Total Other Investment Company (Cost $2,402,355)		2,402,355

Total Investments (Cost $23,303,791)		21,202,346
Net Other Assets (Liabilities) - (8.4)%		(1,641,407)

Net Assets - 100.0%		$ 19,560,939

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$18,799,991	$—	$18,799,991
Other Investment Company	2,402,355	—	—	2,402,355

Total Investments	$2,402,355	$18,799,991	$—	$21,202,346

Transamerica Funds	Page 5

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $14,440,867, representing 73.8% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,389,382, collateralized by cash collateral of $2,402,355 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $37,885. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rate disclosed reflects the yield at July 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 6

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield ESG (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 7